[LOGO OF VANTAGE INVESTMENT ADVISORS]






                                                                Lincoln National
                                                    Growth and Income Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

Lincoln National Growth and Income Fund, Inc.


Index
         Commentary
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Growth and Income Fund, Inc.

Managed by:         [LOGO OF VANTAGE INVESTMENT ADVISORS]


The Fund had a return of 10.6% for the first six months of 1999 while its benchmark, the S&P 500 Index, returned 12.2% for the same period.

During the first quarter of 1999, investors heralded the day when the Dow Jones Industrial Average broke through the 10,000 mark. That Index consists of only 30 large companies and the S&P 500's return is driven by the largest 20 companies. The equity market as a whole did not experience the same success. The market broadened in the second quarter, with attractively priced companies rallying across the board.

Not surprisingly, the Fund, which provides broad-based equity market exposure to attractively priced companies struggled in the first quarter, but rebounded as the market broadened in the second quarter. The economic environment is ripe for continued strong equity market returns and the Growth & Income Fund is well positioned to capture opportunities as they arise.

Enrique Chang     Christopher Harvey


                           Growth and Income Fund  1

Lincoln National
Growth and Income Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999

Investments:

                                                  Number          Market
Common Stock:                                    of Shares        Value
---------------------------------------------------------------------------
Aerospace & Defense: 2.2%
General Dynamics                                  233,500      $ 15,994,750
Gulfstream Aerospace*                             470,100        31,761,131
United Technologies                               757,000        54,267,438
---------------------------------------------------------------------------
                                                                102,023,319

Automobiles & Auto Parts: 2.1%
---------------------------------------------------------------------------
Autonation*                                       727,800        12,963,937
Ford Motor                                        831,800        46,944,712
Hertz Class A                                      95,100         5,896,200
Navistar International*                           592,900        29,645,000
---------------------------------------------------------------------------
                                                                 95,449,849

Banking, Finance & Insurance: 14.9%
---------------------------------------------------------------------------
Allstate                                          814,298        29,212,941
American International Group                      390,500        45,712,906
Associates First Capital Class A                  442,202        19,595,076
Astoria Financial                                  67,700         2,972,453
BankAmerica                                       476,200        34,911,412
BankBoston                                        839,100        42,898,987
Bank One                                          997,827        59,433,071
Chase Manhattan                                   823,100        71,301,037
Citigroup                                       1,958,098        93,009,655
Comerica                                          425,050        25,263,909
Conseco                                         1,259,200        38,326,900
Dime Bancorp                                      681,800        13,721,225
Federal Home Loan Bank                            145,400         8,433,200
Federal National Mortgage Association              60,000         4,102,500
Firstar                                           188,000         5,264,000
Marsh & McLennan                                  641,900        48,463,450
MBIA                                              236,400        15,306,900
Metris                                            142,238         5,796,199
Morgan (J.P.)                                     232,900        32,722,450
Paine Webber Group                                735,850        34,400,988
SLM Holding                                       757,650        34,709,841
Washington Mutual                                 742,560        26,268,060
---------------------------------------------------------------------------
                                                                691,827,160

Building & Materials: 0.5%
---------------------------------------------------------------------------
Centex                                            176,400         6,626,025
USG Corp                                          249,300        13,960,800
Vulcan Materials                                   94,900         4,578,925
---------------------------------------------------------------------------
                                                                 25,165,750

Cable, Media & Publishing: 3.5%
---------------------------------------------------------------------------
CBS*                                              194,300         8,439,906
Donnelley & Sons                                  417,400        15,469,887
Gannett                                           499,500        35,651,813
Knight-Ridder                                     305,200        16,766,925
McGraw-Hill                                       518,300        27,955,806
New York Times                                    643,600        23,692,525
Omnicom Group                                     185,700        14,856,000
Reynolds & Reynolds Class A                       433,200        10,098,975
R.H. Donnelley                                    106,080         2,075,190
Valassis Communications*                          126,150         4,620,244
---------------------------------------------------------------------------
                                                                159,627,271

Chemicals: 1.5%
---------------------------------------------------------------------------
Arch Chemicals                                     82,350         2,002,134
Cytec Industries*                                 169,100         5,390,062
Dow Chemical                                      416,300        52,818,062
FMC*                                               90,000         6,148,125
Lubrizol                                          135,100         3,791,244
---------------------------------------------------------------------------
                                                                 70,149,627

Computers & Technology: 15.5%
---------------------------------------------------------------------------
American Power Conversion*                        532,400        10,697,912
Apple Computer*                                 1,004,600        46,588,325
BMC Software*                                     252,800        13,643,300

                                                 Number           Market
Computers & Technology (Cont.)                  of Shares         Value
---------------------------------------------------------------------------
Cisco Systems*                                  1,090,800     $  70,254,337
Computer Associates International                 635,400        34,947,000
Compuware*                                        404,900        12,868,228
Dell Computer*                                  1,153,600        42,647,150
Deluxe                                            145,900         5,680,981
Electronics Arts*                                 106,800         5,780,550
International Business Machines                   656,800        84,891,400
Keane*                                            219,900         4,975,238
Lexmark International Group Class A*              727,200        48,040,650
Mercury Interactive*                              110,900         3,930,019
Microsoft*                                      2,117,100       190,803,638
Oracle*                                           910,950        33,819,019
Sun Microsystems*                               1,058,400        72,930,375
Symantec*                                         415,200        10,600,575
Unisys*                                            19,500           759,281
Xerox                                             446,000        26,341,875
---------------------------------------------------------------------------
                                                                720,199,853

Consumer Products: 2.5%
---------------------------------------------------------------------------
Avon Products                                     169,600         9,412,800
Clorox                                            434,000        46,356,625
Procter & Gamble                                  651,000        58,101,750
---------------------------------------------------------------------------
                                                                113,871,175

Electronics & Electrical Equipment: 5.6%
---------------------------------------------------------------------------
General Electric                                1,315,300       148,628,900
Honeywell                                         300,100        34,774,088
Intel                                           1,309,000        77,844,594
---------------------------------------------------------------------------
                                                                261,247,582

Energy: 6.9%
---------------------------------------------------------------------------
Ashland  283,800  11,387,475
Atlantic Richfield                                238,500        19,929,656
Coastal                                           344,600        13,784,000
Enron                                             164,000        13,407,000
Exxon                                           1,283,500        98,989,937
Kerr-McGee                                        104,316         5,235,359
Occidental Petroleum                            1,327,400        28,041,325
Phillips Petroleum                                239,400        12,044,813
Royal Dutch Petroleum                             680,400        40,994,100
Texaco                                            778,000        48,625,000
USX-Marathon Group                                904,900        29,465,806
---------------------------------------------------------------------------
                                                                321,904,471

Food, Beverage & Tobacco: 5.9%
---------------------------------------------------------------------------
CKE Restaurants                                   888,580        14,439,425
Coca Cola                                         741,000        46,312,500
ConAgra                                           309,600         8,243,100
General Mills                                     456,800        36,715,300
Heinz (H.J.)                                      966,150        48,428,269
Philip Morris                                   1,718,400        69,058,200
Quaker Oats                                       654,400        43,435,800
Universal Foods                                   285,200         6,024,850
---------------------------------------------------------------------------
                                                                272,657,444

Healthcare & Pharmaceuticals: 11.7%
---------------------------------------------------------------------------
Amgen*                                            843,400        51,315,619
Boston Scientific*                                208,900         9,178,544
Bristol-Myers Squibb                              846,800        59,646,475
Johnson & Johnson                                 383,200        37,553,600
Lilly (Eli)                                       353,500        25,319,438
Lincare Holdings*                                 681,600        17,061,300
McKesson                                          426,234        13,692,767
Medtronic                                         863,167        67,219,130
Merck & Company                                 1,016,600        75,228,400
Oxford Health Plans*                               83,900         1,303,072
Pfizer                                            418,700        45,952,325
Schering-Plough                                 1,389,800        73,659,400
Tyco International                                683,400        64,752,150
---------------------------------------------------------------------------
                                                                541,882,220

Industrial Machinery: 1.1%
---------------------------------------------------------------------------
Ingersoll-Rand                                    756,100        48,862,963
---------------------------------------------------------------------------

Leisure, Lodging & Entertainment: 0.6%
---------------------------------------------------------------------------
Carnival Cruise Lines                             440,200        21,349,700
Eastman Kodak                                     104,200         7,059,550
---------------------------------------------------------------------------
                                                                 28,409,250

                           Growth and Income Fund  2

                                                 Number          Market
                                                of Shares        Value
---------------------------------------------------------------------------

Metals & Mining: 0.3%
---------------------------------------------------------------------------
USX-U.S. Steel Group                              533,800    $   14,412,600
---------------------------------------------------------------------------

Paper & Forest Products: 0.5%
---------------------------------------------------------------------------
Avery Dennison                                     65,500         3,954,562
Fort James                                        208,400         7,893,150
Weyerhaeuser                                      134,000         9,212,500
---------------------------------------------------------------------------
                                                                 21,060,212

Retail: 6.6%
---------------------------------------------------------------------------
Best Buy*                                         295,100        19,919,250
Gap                                               970,312        48,879,467
Home Depot                                         20,000         1,288,750
Jostens                                            57,100         1,202,669
Kroger*                                            72,800         2,033,850
Lowe's Companies                                  243,000        13,775,063
Ross Stores                                       667,800        33,577,819
Safeway*                                          916,200        45,351,900
Sherwin-Williams                                  140,400         3,896,100
Staples*                                        1,089,225        33,663,860
TJX                                             1,357,100        45,208,394
Wal-Mart Stores                                 1,180,000        56,935,000
---------------------------------------------------------------------------
                                                                305,732,122

Telecommunications: 12.5%
---------------------------------------------------------------------------
Ameritech                                       1,058,200        77,777,700
AT & T                                          1,372,950        76,627,772
Bell Atlantic                                     999,312        65,330,022
BellSouth                                       1,147,200        53,775,000
General Instrument*                             1,175,800        49,971,500
GTE                                               788,700        59,694,731
Lucent Technologies                             1,037,000        69,932,688
MCI Worldcom*                                     120,100        10,332,353
SBC Communications                                246,132        14,275,656
Tellabs*                                          834,500        56,406,983
U.S.West                                          781,300        45,901,375
---------------------------------------------------------------------------
                                                                580,025,780

Textiles, Apparel & Furniture: 0.9%
---------------------------------------------------------------------------
Miller (Herman)                                   375,250         7,868,523
Tommy Hilfiger                                    481,400        35,352,813
---------------------------------------------------------------------------
                                                                 43,221,336

Transportation & Shipping: 0.9%
---------------------------------------------------------------------------
Alaska Air Group*                                 272,000        11,356,000
Canadian National Railway                         350,000        23,450,000
Continental Airlines-Class B*                     220,700         8,331,425
---------------------------------------------------------------------------
                                                                 43,137,425

Utilities: 2.2%
---------------------------------------------------------------------------
Energy East                                     1,050,800        27,320,800
General Public Utilities                          657,150        27,723,516
Public Service Enterprise Group                   227,000         9,278,625
Texas Utilities                                   569,700        23,500,125
Unicom                                            412,800        15,918,600
---------------------------------------------------------------------------
                                                                103,741,666

Total Common Stock: 98.4%
(Cost $2,620,653,199)                                         4,564,609,075
---------------------------------------------------------------------------

                                                 Par
Money Market Instruments:                        Amount
---------------------------------------------------------------------------
Caterpillar
5.85% 7/01/99                                 $ 4,600,000         4,600,000
Corporate Asset Funding
5.22% 7/21/99                                   3,900,000         3,888,733
5.23% 8/03/99                                   4,100,000         4,080,344
Fluor
5.02% 7/08/99                                   3,800,000         3,800,000
General Electric Capital
4.93% 7/26/99                                   5,500,000         5,481,285
Georgia Power
4.95% 7/14/99                                   5,000,000         5,000,000
4.93% 7/23/99                                   8,000,000         8,000,000

                                                  Par              Market
Money Market Instruments (Cont.)                  Amount           Value
---------------------------------------------------------------------------
Halliburton Company
5.04% 7/19/99                                 $ 6,000,000      $  5,984,940
Marsh USA
5.14% 7/23/99                                   4,000,000         4,000,000
Metlife Funding
4.88% 7/12/99                                  10,000,000         9,985,150
Moat Funding
4.98% 7/06/99                                   9,200,000         9,193,662
5.18% 7/28/99                                   2,000,000         1,992,275
Salomon Smith Barney Holdings
4.86% 7/06/99                                   2,000,000         1,998,661
---------------------------------------------------------------------------

Total Money Market Instruments: 1.5%
(Cost $68,005,050)                                               68,005,050
---------------------------------------------------------------------------

Total Investments: 99.9%
(Cost $2,688,658,249)                                         4,632,614,125
---------------------------------------------------------------------------
Other Assets Over Liabilities: 0.1%                               4,056,213
---------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $49.051 per share
based on 94,527,558 shares
issued and outstanding)                                       4,636,670,338
---------------------------------------------------------------------------
Components of Net Assets at June 30, 1999:
---------------------------------------------------------------------------

Common Stock, $.01 par value 150,000,000
 authorized shares                                                  945,276
Paid in capital in excess of par value
 of shares issued                                             2,538,403,118
Undistributed net investment income                              22,110,776
Accumulated net realized gain on investments                    131,255,292
Net unrealized appreciation of investments                    1,943,955,876
---------------------------------------------------------------------------

Total Net Assets                                             $4,636,670,338
---------------------------------------------------------------------------

* Non-income producing security.
See accompanying notes to financial statements.

                           Growth and Income Fund  3

Lincoln National Growth and Income Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 1999



Investment income:
    Dividends                                               $ 29,079,916
--------------------------------------------------------------------------
    Interest                                                   1,723,491
--------------------------------------------------------------------------
         Total investment income                              30,803,407
--------------------------------------------------------------------------

Expenses:
    Management fees                                            6,776,255
--------------------------------------------------------------------------
    Accounting fees                                              615,000
--------------------------------------------------------------------------
    Printing and postage                                         164,000
--------------------------------------------------------------------------
    Custody fees                                                  13,801
--------------------------------------------------------------------------
    Directors fees                                                 2,100
--------------------------------------------------------------------------
    Other                                                         17,329
--------------------------------------------------------------------------
                                                               7,588,485
--------------------------------------------------------------------------
    Less expenses paid indirectly                                 (2,289)
--------------------------------------------------------------------------
        Total expenses                                         7,586,196
--------------------------------------------------------------------------
Net investment income                                         23,217,211
--------------------------------------------------------------------------

Net realized and unrealized gain on investments:
            Net realized gain on investment transactions      84,754,098
--------------------------------------------------------------------------
            Net change in unrealized
             appreciation of investments                     339,285,065
--------------------------------------------------------------------------
Net realized and unrealized gain on investments              424,039,163
--------------------------------------------------------------------------
Net increase in net assets resulting from operations        $447,256,374
--------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                  Six months
                                                  ended
                                                  6/30/99          Year ended
                                                  (Unaudited)      12/31/98
                                                  -------------------------------
Changes from operations:
     Net investment income                        $    23,217,211  $   55,631,441
---------------------------------------------------------------------------------
     Net realized gain on investment transactions      84,754,098     223,707,077
---------------------------------------------------------------------------------
     Net change in unrealized appreciation
     of investments                                   339,285,065     434,405,732
---------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            447,256,374      713,744,250
---------------------------------------------------------------------------------

Distributions to shareholders from:

     Net investment income                            (9,524,990)    (101,986,260)
---------------------------------------------------------------------------------
     Net realized gain on investments               (177,205,883)    (209,728,724)
---------------------------------------------------------------------------------
          Total distributions to shareholders       (186,730,873)    (311,714,984)
---------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions            112,587,636      320,665,790
---------------------------------------------------------------------------------
     Total increase in net assets                    373,113,137      722,695,056
---------------------------------------------------------------------------------
Net Assets, beginning of period                    4,263,557,201    3,540,862,145
---------------------------------------------------------------------------------
Net Assets, end of period                         $4,636,670,338   $4,263,557,201
---------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           Growth and Income Fund  4

Lincoln National Growth and Income Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/99           Year ended December 31,
                                            (Unaudited)       1998         1997         1996         1995         1994
                                            -----------------------------------------------------------------------------
Net asset value, beginning of period           $46.288        $41.949      $33.110      $29.756      $23.297      $24.693

Income from investment operations:
   Net investment income                         0.247          0.607        0.649        0.683        0.701        0.668
   Net realized and unrealized gain (loss)
      on investment transactions                 4.567          7.371        9.331        4.943        7.680       (0.428)
                                            -----------------------------------------------------------------------------
   Total from investment operations              4.814          7.978        9.980        5.626        8.381        0.240
                                            -----------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income         (0.105)        (1.164)           -       (0.683)      (0.701)      (0.668)
   Distributions from net realized gain on
      investment transactions                   (1.946)        (2.475)      (1.141)      (1.589)      (1.221)      (0.968)
                                            -----------------------------------------------------------------------------
Total dividends and distributions               (2.051)        (3.639)      (1.141)      (2.272)      (1.922)      (1.636)
                                            -----------------------------------------------------------------------------
Net asset value, end of period                 $49.051        $46.288      $41.949      $33.110      $29.756      $23.297
                                            -----------------------------------------------------------------------------

Total Return(1)                                  10.60%         20.33%       30.93%       18.76%       38.81%        1.32%

Ratios and supplemental data:
   Ratio of expenses to average net assets        0.35%(2)       0.35%        0.35%        0.36%        0.35%        0.37%
   Ratio of net investment income
      to average net assets                       1.07%(2)       1.44%        1.79%        2.23%        2.64%        2.85%
   Portfolio Turnover                             9.66%         33.55%       32.09%       46.70%       51.76%       76.34%
   Net assets, end of period (000 omitted)  $4,636,670     $4,263,557   $3,540,862   $2,465,224   $1,833,450   $1,161,324

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                           Growth and Income Fund  5

Lincoln National Growth and Income Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 1999, the custodial fees offset arrangements amounted to $2,289.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                           Growth and Income Fund  6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         Purchases         From Sales       Appreciation      Depreciation      Appreciation
         -------------------------------------------------------------------------------------
         $415,958,520      $466,630,632     $2,014,866,351    $(70,910,475)     $1,943,955,876

4. Summary of Changes From Capital Share Transactions

                                                      Shares Issued Upon                                    Net Increase
                             Capital                  Reinvestment of          Capital Shares               Resulting From Capital
                             Shares Sold              Dividends                Redeemed                     Share Transactions
                             ------------------------------------------------------------------------------------------------------
                             Shares     Amount        Shares     Amount        Shares       Amount          Shares     Amount
                             ------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited):   826,125  $ 38,937,897  3,973,161  $186,730,873  (2,380,544)  $(113,081,134)  2,418,742  $112,587,636
Year ended
  December 31, 1998:         4,341,760   183,305,236  7,672,147   311,714,984  (4,314,813)   (174,354,430)  7,699,094   320,665,790

5. Distributions to Shareholders

The Fund declares and distributes dividends, if any, on net investment income semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                           Growth and Income Fund  7